Share Option and Warrant Reserves (Details 2)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares
Share Option and Warrant Reserves
Number of share options granted	1,685,000	1,685,000	130,000	3,430,000	3,430,000	130,000	1,405,000	1,405,000
Number of share options exercised							5,834	5,834
Number of share options expired				511,972	511,972		1,685,048	1,685,048
Number of share options forfeited				633,436	633,436		1,103,125	1,103,125
Number of share options outstanding end of the year	9,036,589	9,036,589		9,036,589	9,036,589		6,751,997	6,751,997
Weighted average exercise price outstanding Beginning of the year | (per share)				$ 2.00	$ 2.00	$ 2.67		$ 2.67
Weighted average exercise price granted | (per share)				$ 1.00				1.03
Weighted average exercise price exercised								$ 0.86
Number of share options outstanding Beginning of the year				6,751,997	6,751,997	8,141,004	8,141,004	8,141,004
Weighted average exercise price expired | (per share)				$ 4.93				$ 3.62
Weighted average exercise price forfeited | (per share)				1.89				2.04
Weighted average exercise price outstanding end of the year | (per share)	$ 1.46	$ 1.46		$ 1.46	$ 1.46		$ 2.00	$ 2.00